ROYALTY AND STREAM TRANSACTIONS	12 Months Ended
Dec. 31, 2020
ROYALTY AND STREAM TRANSACTIONS
ROYALTY AND STREAM TRANSACTIONS

4.     ROYALTY AND STREAM TRANSACTIONS

a)    During the Year Ended December 31, 2020

Newmont Portfolio Acquisition

In October 2020, the Company completed the Purchase and Sale Agreement (the “Agreement”) entered into with Newmont Corporation (“Newmont”) to acquire a portfolio of 11 royalties (the “Newmont Portfolio”). As consideration for the Newmont Portfolio, the Company issued 12,000,000 common shares and paid $15.0 million in cash and has agreed to make contingent cash payments of up to $15.0 million if certain production milestones at certain underlying assets are achieved within five years of closing the Agreement.

Certain of the royalties that were due to be transferred pursuant to the Agreement were subject to certain restrictions on transfer, including a ROFR that permitted the underlying property owner the right to repurchase the specific royalty for cash consideration. The Company has committed to dispose the 1.0% NSR royalty on the Yecora project for cash consideration of $1.5 million. The Yecora royalty has been classified as an asset held for sale at the time of acquisition and at December 31, 2020.

The fair value of the Newmont Portfolio acquired was determined to be $75.0 million. The Company used discounted cash flow models for near-term development assets and comparable transactions for exploration or other assets to determine the fair value of the individual assets within the Newmont Portfolio. The discounted cash flow models used discount rates of 4% to 15% depending on the stage and risk profile of the assets. Metal prices were based on analyst metal price projections and management expectations.

The excess of the fair value of the Newmont Portfolio of $75.0 million over the cash consideration paid of $15.0 million was allocated to the common shares.

The significant royalties acquired in the Newmont Portfolio include the 2.0% NSR royalty on the oxide and transitional ore of the Camino Rojo project owned by Orla Mining Ltd. and the 1.0% NSR royalty on the Cerro Blanco project owned by Bluestone Resources Inc. The Company also acquired nine development and exploration stage royalties, of which, there are four in the United States, two in Canada and three in Mexico.

Beta Hunt Royalty Amendment

In September 2020, Maverix closed an agreement with Karora Resources Inc. to reduce the gold royalty on the Beta Hunt mine from 7.5% to 4.75%, effective July 1, 2020 (the “Amendment”). Upon closing the Amendment, Maverix received $13.0 million for the reduction of its royalty interest in the Beta Hunt mine and received $2.5 million of the $5.0 million one-time bonus royalty (the “Bonus Royalty Payment”). The remaining $2.5 million of the Bonus Royalty Payment owed was received in January 2021 (Note 17). The Bonus Royalty Payment was recorded as deferred revenue and will be amortized into royalty revenue over approximately one and a half years from the effective date. The Company recorded and paid $4.3 million in current taxes and recognized a deferred tax asset of $0.9 million during the year ended December 31, 2020 as a result of the Amendment.

b)    During the Year Ended December 31, 2019

Kinross Portfolio Acquisition

In December 2019, the Company completed the Purchase and Sale Agreement (the “PSA”) entered into with Kinross Gold Corporation (“Kinross”) to acquire a portfolio of royalties (the “Kinross Portfolio”). As consideration, the Company issued 11,228,674 common shares and paid $25.0 million in cash.

The fair value of the Kinross Portfolio acquired was determined to be $74.0 million. The Company used discounted cash flow models for producing or near-term development assets and comparable transactions for exploration or other assets to determine the fair value of the individual assets within the Kinross Portfolio. The discounted cash flow models used discount rates of 5% to 10% depending on the stage and risk profile of the assets. Metal prices were based on analyst metal price projections and management expectations.

Certain of the royalties that were due to be transferred pursuant to the PSA were subject to certain restrictions on transfer, including a ROFR that permitted the underlying property owner the right to repurchase the specific royalty for cash on the same valuation as established by Kinross and Maverix. Prior to the Company completing the PSA, one of the underlying property owners provided notification they were exercising their ROFR. After the exercise of the ROFR, Maverix acquired a total of 24 royalties (the “Kinross Portfolio”) pursuant to the PSA and received aggregate total proceeds of $12.0 million in cash upon the completion of the ROFR transaction.

The excess of the fair value of the Kinross Portfolio of $74.0 million over the cash consideration paid of $25.0 million was allocated to the common shares.

Additional Royalty on Hope Bay

In August 2019, Maverix entered into an agreement to purchase an additional 1.5% NSR royalty on the Hope Bay mine in Nunavut, Canada, previously owned and operated by TMAC Resources Inc. (“TMAC”) for a cash payment of  $40.0 million (the “Additional Royalty”). Upon closing of the transaction, Maverix owned a combined 2.5% NSR royalty on the Hope Bay mine. Maverix was also entitled to receive an additional 0.25% NSR royalty until certain conditions with respect to the Additional Royalty were satisfied.

TMAC had the right to buy back the entire Additional Royalty for a cash payment of $50.0 million in the event of a change of control transaction of TMAC (as defined in the Additional Royalty agreement) that was announced prior to June 30, 2021. Subsequent to December 31, 2020, the buyback right for the entire Additional Royalty was exercised (Note 17).

El Mochito Stream

In March 2019, Maverix entered into an agreement to purchase 22.5% of the silver produced from Kirungu Corporation's ("Kirungu”) operating El Mochito mine (the “El Mochito Stream”). As consideration for the El Mochito Stream, Maverix made an upfront cash payment of $7.5 million. If certain production milestones are met, the El Mochito Stream percentage will decrease from 22.5% to 20% for the remaining life of the mine. Maverix will make ongoing cash payments to Kirungu equal to 25% of the spot price of silver for each ounce delivered.